Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Inventory deposits	$ 749	$ 963	$ 363
Prepaid expenses	6,772	1,406	786
Prepaid taxes	0	3,493	0
Sample kits	0	33	391
Other prepaid expenses and current assets	818	770	452
Prepaid Expenses and Other Assets, Current	$ 8,339	$ 6,665	$ 1,992